Investment Strategy - Kensington Premium Opportunities ETF	Aug. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing options strategies to seek to accomplish each of the following:
•create long synthetic exposure to U.S. equity markets as represented by each of the S&P 500® Index (the “S&P 500”) and the
Nasdaq-100® Index (the “N100”) (each, an “Index” and, together, the “Indices”), with the ability to participate in a portion of the Indices’ potential increases in value;
•provide some downside protection during significant declines in the value of the Indices; and
•generate options premiums to contribute to the Fund’s overall returns.
I.Long Synthetic Exposure
The foundation of the Fund’s strategy involves creating long synthetic exposure to each of the S&P 500 and N100 through the use of options strategies. This exposure is targeted at 100% notional exposure to each Index (for a total of 200% aggregate exposure), meaning each dollar invested in the Fund is expected to provide approximately one dollar of exposure to the S&P 500 and approximately one dollar of exposure to the N100, minus the cost of the portfolio hedges (described below) and other financing costs.
The Fund’s strategy results in economic exposure in excess of its net assets (i.e., leveraged exposure), which will increase volatility and magnify gains and losses.
The core strategy utilized to gain this synthetic exposure is to purchase monthly out-of-the-money call options on each Index. Out-of-
the-money call options are options to buy a particular asset at a price or value (i.e., the strike price) above the current price or value of the asset. As a result, the Fund will typically participate in positive returns for a particular Index beyond the strike price of the call options utilized to gain such synthetic exposure (i.e., participation by the Fund in gains experienced by the Indices will typically be just a portion of the overall gains experienced by the Indices). In addition, there could be periods during which an Index has positive returns, but the Fund has no or limited participation in such gains because the returns are below the strike price of its call options. Prior to expiration, the value of the various option positions will change in value based on the value of the Indices, market volatility and time left to expiration. In a rising market these options may increase in value and generate some gains for the Fund up to the strike price.
II.Potential for Some Downside Protection
During periods when the Indices have negative returns, the Fund will typically bear such losses. However, the Fund will seek to minimize outsized losses during significant market declines through the use of quarterly put spreads as a portfolio hedge, which are a combination of purchased and sold put options (i.e., options to sell a particular asset at a set price) at different strike prices designed to offset losses once an Index’s value declines below the upper strike price of the spread, but not beyond the lower strike price of the spread. Therefore, while the Fund seeks to protect against significant declines in the Indices, there is no absolute floor and in certain market scenarios the Fund may experience substantial losses.
III.Options Premiums
The Fund’s investment strategy involves the sale of both covered and uncovered put options which generate options premiums to contribute to the Fund’s returns and offset the cost of purchased options.
IV.Additional Strategy Information
The Fund may also invest in ETFs that track the Indices, as well as individual holdings of the Indices, as an additional means to achieve the Fund’s targeted exposures.
The Fund holds collateral investments, which may include U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade), U.S. dollar denominated ultra short-term debt, and other ETFs holding any of the foregoing, that provide liquidity, serve as margin and/or collateralize the Fund’s investments.
The Fund is considered to be non-diversified, which means it may invest a high percentage of its assets in a limited number of investments. The Fund’s strategy is expected to have a high annual portfolio turnover rate.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.